Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Beginning Balance	$ 109,735	$ 81,156	$ 82,089
Additions for tax positions related to current year	10,285	66,500	8,398
Additions for tax positions of prior years	10,719	11,047	10,015
Reductions for tax positions of prior years	(20,683)	(23,456)	(15,060)
Reductions for settlements	(4,266)	(23,434)	(7,133)
Reductions for expiration of statute of limitations	437	1,636	0
Effect of foreign currency translation	2,087	(442)	2,847
Ending Balance	$ 107,440	$ 109,735	$ 81,156